Provisions - Summary of provisions by type (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	€ 941	€ 774
Other provisions before loan loss	800	628	€ 779
Reorganisation provisions
Disclosure of other provisions [line items]
Other provisions	333	201
Other provisions before loan loss	333	201	231
Litigation provisions
Disclosure of other provisions [line items]
Other provisions	362	288
Other provisions before loan loss	362	288	193
Other provisions
Disclosure of other provisions [line items]
Other provisions	105	139
Other provisions before loan loss	105	139	€ 355
Loan loss provisions for guarantees and loan commitments
Disclosure of other provisions [line items]
Other provisions	€ 141	€ 146